Nature Of Operations And Basis Of Presentation Nature Of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature Of Operations And Basis Of Presentation Nature Of Operations [Abstract]
Nature Of Operations And Basis Of Presentation Nature Of Operations

Note 1. Description of Business and Basis of Presentation

Description of Business

     AMC Networks Inc. ("AMC Networks") and collectively with its subsidiaries (the "Company") own and operate entertainment businesses and assets. The Company is comprised of two reportable segments:

  National Networks: Includes four nationally distributed programming networks: AMC, WE tv, IFC and Sundance Channel. These programming networks are distributed throughout the United States ("U.S.") via cable and other multichannel video programming distribution platforms, including direct broadcast satellite ("DBS") and platforms operated by telecommunications providers (we refer collectively to these cable and other multichannel video programming distributors as "multichannel video programming distributors" or "distributors"); and
  International and Other: Principally includes AMC/Sundance Channel Global, the Company's international programming business; IFC Films, the Company's independent film distribution business; and AMC Networks Broadcasting & Technology, the Company's network technical services business, which primarily services the programming networks of the Company. AMC and Sundance Channel are distributed in Canada and Sundance Channel and WE tv are distributed in other countries throughout Europe and Asia. The International and Other reportable segment also includes VOOM HD
  Holdings LLC ("VOOM HD"), which the Company is in the process of winding down, and which continues to sell certain limited amounts of programming internationally through program license agreements.

     On June 30, 2011, Cablevision Systems Corporation (Cablevision Systems Corporation and its subsidiaries are referred to as "Cablevision") spun-off the Company (the "Distribution"). In connection with the Distribution, Cablevision contributed all of the membership interests of Rainbow Media Holdings LLC ("RMH") to AMC Networks. RMH owned, directly or indirectly, the businesses included in Cablevision's Rainbow segment. On June 30, 2011, Cablevision effected the Distribution of all of AMC Networks' outstanding common stock to its shareholders. Immediately prior to the Distribution, the Company was an indirect wholly-owned subsidiary of Cablevision. The Company became an independent public company on June 30, 2011, the date of the Distribution. Both Cablevision and the Company continue to be controlled by Charles F. Dolan, certain members of his immediate family and certain family related entities (collectively the "Dolan Family").

Basis of Presentation

     These unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and Article 10 of Regulation S-X of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, these unaudited consolidated financial statements do not include all the information and notes required for complete annual financial statements.

     These unaudited consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes thereto for the year ended December 31, 2011.

     The Company's consolidated financial statements for periods prior to the Distribution have been derived from the consolidated financial statements and accounting records of Cablevision and reflect certain assumptions and allocations. The results of operations and cash flows of the Company for those periods could differ from those that might have resulted had the Company been operated autonomously or as an entity independent of Cablevision. The Company's consolidated financial statements after the Distribution reflect certain revenues and expenses related to transactions with or charges from Cablevision and The Madison Square Garden Company and its subsidiaries ("MSG") as described in Note 11.

     The consolidated financial statements as of March 31, 2012 and for the three months ended March 31, 2012 and 2011 are unaudited; however, in the opinion of management, such consolidated financial statements include all adjustments, consisting solely of normal recurring adjustments, necessary for a fair presentation of the results for the periods presented. All intercompany transactions and balances have been eliminated in consolidation.

     The results of operations for the interim periods are not necessarily indicative of the results that might be expected for future interim periods or for the full year ending December 31, 2012.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Discontinued Operations

     Discontinued operations consists of receipts related to the sale of the Lifeskool and Sportskool video-on-demand services in September and October 2008, respectively, which were recorded under the installment sales method.

Recently Adopted Accounting Pronouncements

     In September 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment (ASU 2011-08), to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The Company adopted ASU 2011-08 effective January 1, 2012 and applied it to the Company's February 28, 2012 annual impairment test (see Note 3).

     In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). The provisions of ASU 2011-05 provide that an entity that reports items of other comprehensive income has the option to present comprehensive income as (i) a single statement that presents the components of net income and total net income, the components of other comprehensive income and total other comprehensive income and a total for comprehensive income or (ii) in a two-statement approach, whereby an entity must present the components of net income and total net income in the first statement and that statement is immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income and a total for comprehensive income. The previous option under GAAP that permitted the presentation of other comprehensive income in the statement of stockholders' equity has been eliminated. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the requirement in ASU 2011-05 to present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both other comprehensive income and net income on the face of the financial statements, and the presentation of reclassification adjustments is not required in interim periods. The Company adopted ASU 2011-05 and ASU 2011-12 effective January 1, 2012 and has presented comprehensive income using the two-statement approach.

     In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs (ASU 2011-04). ASU 2011-04 provides amendments to Topic 820 that changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The Company adopted ASU 2011-04 effective January 1, 2012. The adoption of this authoritative guidance did not have any impact on the Company's consolidated financial statements.

Note 1. Nature of Operations and Basis of Presentation Nature of Operations

     AMC Networks Inc. ("AMC Networks") and collectively with its subsidiaries (the "Company") own and operate entertainment businesses and assets. On June 30, 2011, Cablevision Systems Corporation (Cablevision Systems Corporation and its subsidiaries are referred to as "Cablevision") spun off the Company (the "Distribution") and the Company became an independent public company. The Company has two reportable segments:

  National Networks: Includes four nationally distributed programming networks: AMC, WE tv, IFC and Sundance Channel. These programming networks are distributed throughout the United States ("U.S.") via cable and other multichannel video programming distribution platforms, including direct broadcast satellite ("DBS") and platforms operated by telecommunications providers (we refer collectively to these cable and other multichannel video programming distributors as "multichannel video programming distributors" or "distributors"); and
  International and Other: Principally includes AMC/Sundance Channel Global, the Company's international programming business; IFC Films, the Company's independent film distribution business; and AMC Networks Broadcasting & Technology, the Company's network technical services business, which supplies services primarily to the programming networks of the Company. AMC and Sundance Channel are distributed in Canada and Sundance Channel and WE tv are distributed in other countries throughout Europe and Asia. The International and Other reportable segment also includes VOOM HD Holdings LLC ("VOOM HD"), which the Company is in the process of winding down, and which continues to sell certain limited amounts of programming internationally through program license agreements.

     In connection with the Distribution, Cablevision contributed all of the membership interests of Rainbow Media Holdings LLC ("RMH") to the Company. RMH owned, directly or indirectly, the businesses included in Cablevision's Rainbow Media segment. On June 30, 2011, Cablevision effected the Distribution of all of AMC Networks' outstanding common stock. In the Distribution, each holder of Cablevision NY Group ("CNYG") Class A Common Stock of record on June 16, 2011 received one share of AMC Networks Class A Common Stock for every four shares of CNYG Class A Common Stock held on the record date, which resulted in the issuance of approximately 57,813,000 shares of Class A Common Stock. Each record holder of CNYG Class B Common Stock received one share of AMC Networks Class B Common Stock for every four shares of CNYG Class B Common Stock held on the record date, which resulted in the issuance of approximately 13,534,000 shares of Class B Common Stock. Immediately prior to the Distribution, the Company was an indirect wholly-owned subsidiary of Cablevision. The Company became an independent public company on June 30, 2011, the date of the Distribution. Both Cablevision and AMC Networks continue to be controlled by Charles F. Dolan, certain members of his immediate family and certain family related entities (collectively the "Dolan Family").

     As part of the Distribution, the Company incurred $2,425,000 of debt (the "New AMC Networks Debt"), consisting of $1,725,000 aggregate principal amount of senior secured term loans and $700,000 aggregate principal amount of senior unsecured notes (see Note 8). Approximately $1,063,000 of the proceeds of the New AMC Networks Debt was used to repay all pre-Distribution outstanding Company debt (excluding capital leases), including principal and accrued and unpaid interest to the date of repayment, and, as partial consideration for Cablevision's contribution of the membership interests in RMH to the Company, $1,250,000, net of discount, of New AMC Networks Debt was issued to CSC Holdings, LLC ("CSC Holdings"), a wholly-owned subsidiary of Cablevision, which is reflected as a deemed capital distribution in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011. CSC Holdings used such New AMC Networks Debt to satisfy and discharge outstanding CSC Holdings debt, which ultimately resulted in such New AMC Networks Debt being held by third party investors.

Basis of Presentation and Use of Estimates

     These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

     The Company's consolidated financial statements for periods prior to the Distribution have been derived from the consolidated financial statements and accounting records of Cablevision and reflect certain assumptions and allocations. The financial position, results of operations and cash flows of the Company for those periods could differ from those that might have resulted had the Company been operated autonomously or as an entity independent of Cablevision. The Company's consolidated financial statements after the Distribution reflect certain revenues and expenses related to transactions with or charges from Cablevision and other related parties as described in Note 19.

Discontinued Operations

     On December 31, 2010, RMH transferred its membership interests in News 12 (regional news programming services), Rainbow Advertising Sales Corporation ("RASCO") (a cable television advertising company) and certain other businesses to wholly-owned subsidiaries of Cablevision in contemplation of the Distribution. The operating results of these transferred entities through the date of the transfer have been presented in the consolidated statements of income as discontinued operations for the years ended December 31, 2010 and 2009. Additionally, the net operating results following the sale of our ownership interests in the Lifeskool and Sportskool video-on-demand services in September and October 2008, respectively, which were recorded under the installment sales method, have been classified as discontinued operations for all periods presented.